Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous current assets [abstract]
Air	$ 183,326	$ 202,837
Operating, product and administration costs	66,665	59,198
Commissions	53,863	49,371
Credit card fees	47,458	39,985
Forward foreign currency contracts	40,615
Debt transaction costs	29,073	14,419
Cash deposits	20,000	10,456
Advertising	15,040	10,623
Other	5,186	9,487
Total	$ 461,226	$ 396,376